--------------------------------------------------------------------------------

INSTITUTIONAL                             600 FIFTH AVENUE, NEW YORK, N.Y. 10020
DAILY INCOME FUND                                                   212-830-5200
================================================================================



Dear Shareholder,


We are pleased to present the semi-annual report of Institutional Daily Income Fund for the period April 1, 1998 through September 30, 1998.

The Fund's Money Market Portfolio had 74 shareholders and net assets of $451,588,923 as of September 30, 1998. The U.S. Treasury Portfolio had 26 shareholders and net assets of $800,969,769 as of September 30, 1998.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,



\s\Steven W. Duff


Steven W. Duff
President
















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
SEPTEMBER 30, 1998
(UNAUDITED)
================================================================================

    Face                                                                             Maturity            Value
   Amount                                                                              Date   Yield     (Note 1)
   ------                                                                              ----   -----      ------
Bankers Acceptance (3.31%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 15,000,000  Citibank, N.A.                                                        10/30/98  5.58%  $ 14,932,937
 ------------                                                                                         ------------
   15,000,000  Total Bankers Acceptance                                                                 14,932,937
 ------------                                                                                         ------------
Commercial Paper (9.90%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 15,000,000  Centric Capital Corporation                                           01/13/99  5.47%  $ 14,767,300
   15,000,000  Paine Webber Group                                                    10/14/98  5.66     14,969,504
   15,000,000  Sigma Finance Corporation                                             10/08/98  5.62     14,984,046
 ------------                                                                                          ------------
   45,000,000  Total Commercial Paper                                                                   44,720,850
 ------------                                                                                         ------------
Letter of Credit Commercial Paper (18.50%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 10,000,000  Banca Serfin S.A.
               LOC Barclays Bank                                                     08/26/99  5.40%  $  9,531,175
   15,000,000  Banco Bozano Simonsen, S.A.
               LOC Banco Santander                                                   06/18/99  5.81     14,404,167
   15,000,000  Banco De Galicia Y Buenos Aires S.A.
               LOC Bayerische Vereinsbank, A.G.                                      02/24/99  5.37     14,681,233
   15,000,000  Hyundai Motor Finance Co.
               LOC Bank of America                                                   10/02/98  5.58     14,997,679
   15,000,000  Louis Dreyfus Corporation
               LOC ABN AMRO                                                          10/08/98  5.57     14,983,842
   15,000,000  Transportadora de Gas del Sur, S.A.
               LOC Dresdner Bank                                                     10/20/98  5.60     14,956,300
 ------------                                                                                         ------------
   85,000,000  Total Letter of Credit Commercial Paper                                                  83,554,396
 ------------                                                                                         ------------
Loan Participations (3.32%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 15,000,000  Equitable Life Assurance Society                                      03/22/99  5.72%  $ 15,000,000
 ------------                                                                                         ------------
   15,000,000  Total Loan Participations                                                                15,000,000
 ------------                                                                                         ------------
Master Notes (2.22%)
------------------------------------------------------------------------------------------------------------------------------------
 $  5,000,000  The Goldman Sachs Group L.P.                                          01/22/99  5.54%  $  5,000,000
    5,000,000  The Goldman Sachs Group L.P.                                          10/13/99  5.68      5,000,000
 ------------                                                                                         ------------
   10,000,000  Total Master Notes                                                                       10,000,000
 ------------                                                                                         ------------
Medium Term Notes (3.32%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 15,000,000  Structured Enhanced Return Trust  STEERS 1998 - Series A-40
               MBIA Insured                                                          01/15/99  5.70%  $ 15,000,000
 ------------                                                                                         ------------
   15,000,000  Total Medium Term Notes                                                                  15,000,000
 ------------                                                                                         ------------

--------------------------------------------------------------------------------
                    See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

    Face                                                                             Maturity                     Value
   Amount                                                                              Date            Yield     (Note 1)
   ------                                                                              ----            -----      ------
Other Notes (27.34%)
------------------------------------------------------------------------------------------------------------------------------------
 $  4,055,000  Alpine Capital Investments L.L.C.
               LOC First of America                                                  09/15/27 (a)      5.60%  $  4,055,000
    4,225,000  American West Michigan Properties
               LOC Comerica Bank                                                     12/01/25 (a)      5.60      4,225,000
   13,400,000  Anaheim County, CA
               LOC Credit Suisse First Boston                                        11/03/98 (a)      5.58     13,400,000
      848,000  Antonio Sofo & Son Importing Co.
               LOC PNC Bank, N.A.                                                    12/31/09 (a)      5.70        848,000
    1,705,000  Bardstown, KY IDRB (R & J Tower Corporation Project)
               LOC Comerica Bank                                                     06/01/24 (a)      5.60      1,705,000
      920,000  City of Colorado Springs Adj. Rate Taxable/Convertible Bonds
               (Goodwill Industries) - 1997B
               LOC Bank One Ohio                                                     02/01/07 (a)      5.64        920,000
    1,100,000  Crystal Enterprises Inc.
               LOC Old Kent Bank & Trust Co.                                         06/01/28 (a)      5.60      1,100,000
    3,250,000  Delta Capital L.L.C.
               LOC First Michigan Bank                                               10/01/16 (a)      5.60      3,250,000
      930,000  Delta Capital L.L.C.  Series A
               LOC First Michigan Bank                                               01/01/26 (a)      5.60        930,000
    2,085,000  Dickenson Press, Inc. - Series 1997
               LOC First Michigan Bank                                               01/01/27 (a)      5.60      2,085,000
    3,400,000  Emory University Project Dekalb County, GA                            11/01/27 (a)      5.30      3,400,000
    3,500,000  Emory University Project Dekalb County, GA                            12/02/98 (b)      5.55      3,500,000
    1,350,000  GCG Portage L.L.C.
               LOC Old Kent Bank & Trust Co.                                         02/01/26 (a)      5.60      1,350,000
      965,000  Hendricks County (Heartland Crossing)
               LOC Bank One Ohio                                                     01/01/22 (a)      5.80        965,000
    2,180,000  Hunter's Square, Inc. Project - Series 1998
               LOC National City Bank                                                10/01/16 (a)      5.63      2,180,000
    6,620,000  Jake Sweeney Automotive, Inc.
               LOC Star Bank, N.A.                                                   04/01/05 (a)      5.64      6,620,000
   10,000,000  John Hancock Mutual Life Insurance Company                            08/19/00 (a)      5.77     10,000,000
      925,000  LRV Enterprises, L.L.C.
               LOC First of America                                                  09/01/21 (a)      5.60        925,000
    5,000,000  Long Lane Master Trust III
               LOC BankBoston                                                        11/02/98 (b)      5.74      5,000,000
    8,000,000  Long Lane Master Trust III
               LOC BankBoston                                                        04/30/99 (b)      5.72      8,000,000


--------------------------------------------------------------------------------
                    See Notes to Financial Statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 1998
(UNAUDITED)
================================================================================

    Face                                                                             Maturity                     Value
   Amount                                                                              Date            Yield     (Note 1)
   ------                                                                              ----            -----      ------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  3,300,000  Mayfair Village Retirement Center, Inc., KY
               (Variable Rate Term Notes) - Series 1995
               LOC PNC Bank, N.A.                                                    05/01/00 (a)      5.52%  $  3,300,000
    5,855,000  Medic Funding Corporation
               Federal Home Loan Bank                                                05/01/27 (a)      5.64      5,855,000
    4,250,000  Mississippi Business Finance Corporation IDRB
               (ABTCO, Inc. Project) - Series 1997B
               LOC First Union National Bank                                         04/01/22 (a)      5.60      4,250,000
    1,655,000  Mississippi Business Finance Corporation IDRB
               (Howard Industries, Inc.) - Series 1995
               LOC National Bank of Detroit                                          06/01/10 (a)      5.65      1,655,000
   14,000,000  New York City, NY GO Bonds
               FGIC Insured                                                          11/19/98 (b)      5.74     14,000,000
    1,500,000  Pennsylvania EDFA (C & D Charter Power System)
               Taxable Development RB - Series 1991B2
               LOC PNC Bank, N.A.                                                    12/01/00 (a)      5.60      1,500,000
      800,000  Pennsylvania EDFA (Oglevee Ltd. Project)
               LOC PNC Bank, N.A.                                                    08/01/02 (a)      5.60        800,000
      800,000  Pennsylvania EDFA
               (Philadelphia Business & Technical Center Project) - Series A1
               LOC PNC Bank, N.A.                                                    04/01/04 (a)      5.60        800,000
      900,000  Pennsylvania EDFA
               (Quality Foods L.P. Project) Taxable Development RB - Series 1995D
               LOC PNC Bank, N.A.                                                    12/01/14 (a)      5.60        900,000
      800,000  Pennsylvania EDFA (Southpointe Rink Association Project)
               Taxable Development RB - Series 1994D7
               LOC PNC Bank, N.A.                                                    12/01/09 (a)      5.60        800,000
    2,500,000  Pennsylvania EDFA
               (West 914 Incorporation Project) Taxable Development RB - Series 1991A
               LOC PNC Bank, N.A.                                                    05/01/21 (a)      5.60      2,500,000
    1,275,000  SDR Capital, L.L.C.
               LOC First Michigan Bank                                               10/15/01 (a)      5.60      1,275,000
    2,930,000  State of Connecticut Resource Recovery Authority
               LOC National Westminster Bank PLC                                     11/15/98 (b)      5.95      2,930,000
    1,000,000  State of Tennessee Adjustable Taxable BAN - Series B                  07/02/01 (a)      5.45      1,000,000
    2,000,000  State of Tennessee Adjustable Taxable BAN - Series D                  07/02/01 (a)      5.45      2,000,000
    1,990,000  Trendway Corporation
               LOC Michigan National Bank                                            12/01/26 (a)      5.60      1,990,000
    2,000,000  Woodlawn Ohio For Southland Properties
               LOC Bank of Montreal                                                  06/01/08 (a)      5.62      2,000,000

--------------------------------------------------------------------------------
                    See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

    Face                                                                             Maturity                     Value
   Amount                                                                              Date            Yield     (Note 1)
   ------                                                                              ----            -----      ------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  1,455,000  Zylstra Funding, Inc
               LOC First Michigan Bank                                               06/01/27 (a)      5.60%  $  1,455,000
 ------------                                                                                                 ------------
  123,468,000  Total Other Notes                                                                               123,468,000
 ------------                                                                                                 ------------
Repurchase Agreements, Overnight (21.48%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 97,000,000  Morgan Stanley & Co., Incorporated (Collateralized by 187,564,714
               GNMA, 5.000% to 7.000%, due 11/20/24 to 12/20/27)                     10/01/98          5.65%  $ 97,000,000
 ------------                                                                                                 ------------
   97,000,000  Total Repurchase  Agreements, Overnight                                                          97,000,000
 ------------                                                                                                 ------------
Time Deposits (7.09%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 10,000,000  PNC Bank, N.A.                                                        10/01/98          5.87%  $ 10,000,000
   22,000,000  Westdeutsche Landesbank                                               10/01/98          5.87     22,000,000
 ------------                                                                                                 ------------
   32,000,000  Total Time Deposits                                                                              32,000,000
 ------------                                                                                                 ------------
Yankee Certificate of Deposit (3.32%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 15,000,000  Canadian Imperial Bank of Commerce                                    11/17/98          5.46%  $ 15,000,000
 ------------                                                                                                 ------------
   15,000,000  Total Yankee Certificate of Deposit                                                              15,000,000
 ------------                                                                                                 ------------
               Total Investments (99.80%) (Cost $450,676,183+)                                                 450,676,183
               Cash and Other Assets Net of Liabilities (0.20%)                                                    912,740
                                                                                                              ------------
               Net Assets (100.00%)                                                                           $451,588,923
                                                                                                              ============
               Net Asset Value, offering and redemption price per share:
               Class A, 194,116,099 shares outstanding (Note 3)                                               $       1.00
                                                                                                              ============
               Class B, 257,472,824 shares outstanding (Note 3)                                               $       1.00
                                                                                                              ============
               +   Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:
(a) Securities are payable on demand at par including accrued interest (usually with seven days notice) and where applicable are unconditionally secured as to principal and interest by a letter of credit. The interest rates are adjustable and are based on market rates. The rate shown is the rate in effect at the date of this statement.

(b)  The maturity date indicated for this security is the mandatory put date.

KEYS:
         BAN    =      Bond Anticipation Note                      IDRB   =      Industrial Development Revenue Bond
         EDFA   =      Economic Development Finance Authority      RB     =      Revenue Bond
         GO     =      General Obligation

--------------------------------------------------------------------------------
                    See Notes to Financial Statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENT OF NET ASSETS
SEPTEMBER 30, 1998
(UNAUDITED)
================================================================================

    Face                                                                             Maturity                     Value
   Amount                                                                              Date            Yield     (Note 1)
   ------                                                                              ----            -----      ------
Repurchase Agreements (48.81%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 85,000,000  Canadian Imperial Bank of Commerce (Collateralized by $100,780,249,
               GNMA, 5.500% to 7.000%, due 10/20/17 to 01/20/28)                     10/01/98          5.65%  $ 85,000,000
   85,000,000  Morgan (J.P.) Securities, Inc. (Collateralized by $337,163,406,
               GNMA, 9.000%, due 06/15/16 to 10/15/27)                               10/01/98          5.65     85,000,000
   76,000,000  Morgan Stanley & Company, Inc. (Collateralized by $122,411,862,
               GNMA, 4.500% to 7.000%, due 05/20/24 to 04/20/28)                     10/01/98          5.65     76,000,000
  125,000,000  The Goldman Sachs Group L.P. (Collateralized by $160,802,182,
               GNMA, 6.125% to 7.000%, due 03/15/27 to 09/16/27)                     10/01/98          5.60    125,000,000
   20,000,000  The Goldman Sachs Group L.P. (Collateralized by $20,811,439,
               GNMA, 5.000%, due 10/20/27)                                           10/14/98          5.53     20,000,000
 ------------                                                                                                 ------------
  391,000,000  Total Repurchase Agreements                                                                     391,000,000
 ------------                                                                                                 ------------
U.S. Government Obligations (50.92%)
------------------------------------------------------------------------------------------------------------------------------------
 $113,339,000  U.S. Treasury Bills                                                   10/01/98          1.00%  $113,339,000
   60,000,000  U.S. Treasury Bills                                                   11/12/98          3.82     59,734,000
  100,000,000  U.S. Treasury Bills                                                   12/24/98          4.41     98,981,500
   25,000,000  U.S. Treasury Notes, 7.12%                                            10/15/98          4.67     25,021,400
    5,000,000  U.S. Treasury Notes, 5.87%                                            10/31/98          5.32      5,001,148
    5,000,000  U.S. Treasury Notes, 5.50%                                            11/15/98          5.52      4,998,997
    5,000,000  U.S. Treasury Notes, 5.12%                                            11/30/98          5.58      4,995,246
    5,000,000  U.S. Treasury Notes, 5.62%                                            11/30/98          5.58      4,999,860
   20,000,000  U.S. Treasury Notes, 5.87%                                            01/31/99          5.35     20,023,968
   20,000,000  U.S. Treasury Notes, 6.37%                                            04/30/99          5.27     20,089,994
   15,000,000  U.S. Treasury Notes, 6.00%                                            06/30/99          5.26     15,049,564
   10,000,000  U.S. Treasury Notes, 6.37%                                            07/15/99          5.24     10,064,229
   25,000,000  U.S. Treasury Notes, 7.12%                                            09/30/99          4.69     25,530,858
 ------------                                                                                                 ------------
  408,339,000  Total U.S. Government Obligations                                                               407,829,764
 ------------                                                                                                 ------------
               Total Investments (99.73%) (Cost $798,829,764+)                                                 798,829,764
               Cash and Other Assets, Net of Liabilities (0.27%)                                                 2,140,005
                                                                                                              ------------
               Net Assets (100.00%)                                                                           $800,969,769
                                                                                                              ============
               Net Asset Value offering and redemption price per share:
               Class A Shares, 772,479,884 shares outstanding (Note 3)                                        $       1.00
                                                                                                              ============
               Class B Shares,  28,489,885 shares outstanding (Note 3)                                       $        1.00
                                                                                                              ============
               +  Aggregate cost for federal income tax purposes is identical.



--------------------------------------------------------------------------------
                    See Notes to Financial Statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30,1998
(UNAUDITED)
================================================================================

                                                                     Money Market               U.S. Treasury
                                                                      Portfolio                   Portfolio
                                                                   ----------------           ----------------

 INVESTMENT INCOME
 Income:
     Interest...................................................   $     10,439,063           $     15,928,654
                                                                   ----------------           ----------------
 Expenses: (Note 2)
     Investment management fee..................................            221,372                    344,556
     Administration fee.........................................             92,238                    143,565
     Distribution fee (Class A).................................            149,677                    702,167
     Custodian expenses.........................................             18,925                     29,905
     Shareholder servicing and related shareholder expenses.....             39,600                     63,550
     Legal, compliance and filing fees..........................             47,848                     96,807
     Audit and accounting.......................................             39,521                     45,205
     Trustees' fees.............................................              3,012                      3,012
     Amortization of organization costs.........................              5,150                         --
     Miscellaneous..............................................              7,830                     11,474
                                                                   ----------------           ----------------
          Total expenses........................................            625,173                  1,440,241
     Less:
        Fees waived (Note 2)....................................   (        103,971)          (        160,212)
        Expenses paid indirectly ...............................   (          2,572)          (          4,157)
                                                                   ----------------           ----------------
          Net expenses..........................................            518,630                  1,275,872
                                                                   ----------------           ----------------
 Net investment income..........................................          9,920,433                 14,652,782

 REALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investments........................              2,250                   -0-
                                                                   ----------------           ----------------
 Increase in net assets from operations.........................   $      9,922,683           $     14,652,782
                                                                   ================           ================



--------------------------------------------------------------------------------
                    See Notes to Financial Statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                  Money Market Portfolio                       U.S. Treasury Portfolio
                                           -----------------------------------          ------------------------------------

                                               Six Months                                   Six Months
                                                  Ended              Year                      Ended               Year
                                           September 30, 1998        Ended              September 30, 1998         Ended
                                               (Unaudited)      March 31, 1998              (Unaudited)       March 31, 1998
                                                ---------       --------------               ---------        --------------

 INCREASE (DECREASE) IN NET ASSETS
 Operations:
   Net investment income...................   $   9,920,433      $  15,790,068             $  14,652,782       $  19,993,964
   Net realized gain (loss) on investments.           2,250              3,299                   -0-                  11,744
                                              -------------      -------------             -------------       -------------
   Increase in net assets from operations..       9,922,683         15,793,367                14,652,782          20,005,708
 Dividends to shareholders:
   Net investment income
     Class A...............................   (   3,118,570)     (   3,807,170)            (  14,318,701)      (  19,599,207)
     Class B...............................   (   6,801,863)     (  11,982,898)            (     334,081)      (     394,757)
   Net realized gain on investments
     Class A...............................   (         730)     (       1,031)                  --            (      11,553)
     Class B...............................   (       1,520)     (       2,268)                  --            (         191)
 Capital share transactions (Note 3):
     Class A...............................      85,458,977         70,436,963               305,107,609         157,082,320
     Class B...............................      29,580,004         69,367,687                21,657,293       (     966,631)
                                              -------------      -------------             -------------       -------------
     Total increase (decrease).............     115,038,981        139,804,650               326,764,902         156,115,689
 Net assets:
     Beginning of period...................     336,549,942        196,745,292               474,204,867         318,089,178
                                              -------------      -------------             -------------       -------------
     End of period.........................   $ 451,588,923      $ 336,549,942             $ 800,969,769       $ 474,204,867
                                              =============      =============             =============       =============






--------------------------------------------------------------------------------
                    See Notes to Financial Statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================
1. Summary of Accounting Policies.
Institutional Daily Income Fund (the "Fund") is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund offers investors three managed portfolios of money market instruments: U.S. Treasury Portfolio, Money Market Portfolio and Municipal Portfolio. Presently only the Money Market Portfolio and U.S. Treasury Portfolio have been activated. Each Portfolio has two classes of stock authorized, Class A and Class B. The Class A shares of each Portfolio are subject to a service fee pursuant to each Portfolio's distribution and service plan. The Class B shares are not subject to a service fee. Additionally, each Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and minor transfer agent expenses, In all other respects, the Class A and Class B shares represent the same interest in the income and assets of each respective Portfolio. Distribution of Class A shares of the Money Market Portfolio commenced April 6, 1995. All Portfolio shares outstanding before April 6, 1995 were designated as Class B shares. Distribution of Class B shares of the U.S. Treasury Portfolio commenced November 18, 1996. All Portfolio shares outstanding before November 18, 1996 were designated as Class A shares.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows.


     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

     b) Federal Income Taxes -
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (including net realized short-term capital gains) are declared daily and paid monthly. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, each Portfolio pays an investment management fee to Reich & Tang Asset Management, L.P. (the Manager) at the annual rate of .12% of the Portfolio's average daily net assets.

Pursuant to an Administrative Services Contract each Portfolio pays to the Manager an annual fee of .05% of the Portfolio's average daily net assets.

Pursuant to the Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement (with respect to the Class A shares of the Fund only). For its services under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio with respect only to the Class A shares, a service fee equal to .25% per annum of each Portfolio's average daily net assets.

During the period ended September 30, 1998, the Manager voluntarily waived investment management fees and administration fees of $48,628 and $55,343, respectively, for the Money Market Portfolio and $74,073 and $86,139, respectively, for the U.S. Treasury Portfolio.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended for each Portfolio.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $36,792 and $57,301 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as servicing agent for the Fund, for the Money Market Portfolio and U.S. Treasury Portfolio, respectively.

Included in the Statements of Operations under the captions "Custodian expenses" are expense offsets of $2,572 and $4,157 for the Money Market Portfolio and U.S. Treasury Portfolio, respectively.

3. Transactions in Shares of Beneficial Interest.

At September 30, 1998, an unlimited number of shares of beneficial interest were authorized and capital paid in for the Money Market Portfolio and the U.S. Treasury Portfolio amounted to $451,588,923 and $800,969,769, respectively. Transactions in shares of beneficial interest, all at $1.00 per share, were as follows:




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

3. Transactions in Shares of Beneficial Interest. (Continued)
                                                       Money Market Portfolio
                                            ------------------------------------------
                                             Six Months Ended             Year Ended
                                            September 30, 1998          March 31, 1998
                                            ------------------          --------------
 Class A
 -------
 Sold......................................   $  561,388,972            $  814,098,188
 Issued on reinvestment of dividends.......        2,984,649                 3,558,103
 Redeemed..................................   (  478,914,644)           (  747,219,328)
                                               -------------             -------------
 Net increase (decrease)...................       85,458,977                70,436,963
                                               =============             =============

                                             Six Months Ended             Year Ended
                                            September 30, 1998          March 31, 1998
                                            ------------------          --------------
 Class B
 -------
 Sold......................................   $  587,954,414            $1,041,115,865
 Issued on reinvestment of dividends.......        6,529,114                11,473,035
 Redeemed..................................   (  564,903,524)           (  983,221,213)
                                               -------------             -------------
 Net increase (decrease)...................       29,580,004                69,367,687
                                               =============             =============

                                                      U.S. Treasury Portfolio
                                            ------------------------------------------
                                             Six Months Ended             Year Ended
                                            September 30, 1998          March 31, 1998
                                            ------------------          --------------
 Class A
 -------
 Sold......................................   $1,035,527,150            $  967,765,949
 Issued on reinvestment of dividends.......       13,574,926                19,073,209
 Redeemed..................................   (  743,994,467)           (  829,756,838)
                                               -------------             -------------
 Net increase (decrease)...................      305,107,609               157,082,320
                                               =============             =============


                                             Six Months Ended             Year Ended
                                            September 30, 1998          March 31, 1998
                                            ------------------          --------------
 Class B
 -------
 Sold......................................   $   66,167,737            $   24,810,119
 Issued on reinvestment of dividends.......          302,460                   388,146
 Redeemed..................................   (   44,812,904)           (   26,164,896)
                                               -------------             -------------
 Net increase (decrease)...................       21,657,293            (      966,631)
                                               =============             =============


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================

4. Financial Highlights.
                                                                              Money Market Portfolio
                                                  ---------------------------------------------------------------------------------
                                                      Six Months                                              April 6, 1995
 CLASS A                                                 Ended           For the Year Ended March 31,    (Commencement of Sales) to
 -------                                                                 ----------------------------
                                                  September 30, 1998        1998              1997             March 31, 1996
                                                  ------------------     ----------        ----------          --------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period............     $   1.00           $   1.00           $   1.00             $   1.00
                                                      ---------          ---------          ---------            ---------
 Income from investment operations:
     Net investment income.......................         0.026              0.053              0.050                0.054
 Less distributions:
     Dividends from net investment income........     (   0.026)         (   0.053)         (   0.050)           (   0.054)
                                                      ---------          ---------          ---------            ---------
 Net asset value, end of period..................     $   1.00           $   1.00           $   1.00             $   1.00
                                                      =========          =========          =========            =========
 Total Return....................................         5.34%*             5.38%              5.16%                5.58%*
 Ratios/Supplemental Data
 Net assets, end of period (000).................     $  194,116         $  108,657         $   38,220           $       5
 Ratios to average net assets:
     Expenses (net of fees waived and reimbursed)         0.45%*+            0.45%+             0.42%+               0.41%*+
     Net investment income.......................         5.21%*             5.25%              5.07%                5.46%*
     Expenses paid indirectly....................         0.00%              0.00%              0.01%                0.04%*
     Management and administration fees waived...         0.06%*             0.07%              0.09%                0.13%*
     Expenses reimbursed.........................         0.00%              0.00%              0.00%                0.03%*
                                                                              Money Market Portfolio
                                                  ---------------------------------------------------------------------------------

 CLASS B                                              Six Months          For the Year Ended March 31,          April 14, 1994
                                                        Ended          ---------------------------------  (Commencement of Sales) to
                                                  September 30, 1998     1998         1997        1996          March 31, 1995
                                                  ------------------   --------     --------    --------   -----------------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period............     $   1.00         $   1.00     $   1.00    $   1.00          $   1.00
                                                      ---------        ---------    ---------   ---------         ---------
 Income from investment operations:
     Net investment income.......................         0.027            0.055        0.053       0.057             0.045
 Less distributions:
     Dividends from net investment income........     (   0.027)       (   0.055)   (   0.053)  (   0.057)        (   0.045)
                                                      ---------        ---------    ---------   ---------         ---------
 Net asset value, end of period..................     $   1.00         $   1.00     $   1.00    $   1.00          $   1.00
                                                      =========        =========    =========   =========         =========
 Total Return....................................         5.60%*           5.64%        5.42%       5.85%             5.16%*
 Ratios/Supplemental Data
 Net assets, end of period (000).................     $  257,473       $  227,893   $  158,525  $  127,282        $   35,857
 Ratios to average net assets:
     Expenses (net of fees waived and reimbursed)         0.20%*+          0.20%+       0.17%+      0.16%+            0.02%*
     Net investment income.......................         5.46%*           5.50%        5.29%       5.64%             5.14%*
     Expenses paid indirectly....................         0.00%            0.00%        0.01%       0.04%             0.00%*
     Management and administration fees waived...         0.06%*           0.07%        0.09%       0.13%             0.13%*
     Expenses reimbursed.........................         0.00%            0.00%        0.00%       0.03%             0.25%*
     *  Annualized
     +  Includes expenses paid indirectly.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

4. Financial Highlights. (Continued)
                                                                                U.S. Treasury Portfolio
                                                  ---------------------------------------------------------------------------------

 CLASS A                                             Six Months          For the Year Ended March 31,         November 29, 1995
 -------                                               Ended             ----------------------------    (Commencement of Sales) to
                                                  September 30, 1998        1998              1997             March 31, 1996
                                                  ------------------     ----------        ----------          --------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period............     $   1.00           $   1.00           $   1.00             $   1.00
                                                      ---------          ---------          ---------            ---------
 Income from investment operations:
     Net investment income.......................         0.026              0.051              0.049                0.017
 Less distributions:
     Dividends from net investment income........     (   0.026)        (    0.051)        (    0.049)           (   0.017)
                                                      ---------          ---------          ---------            ---------
 Net asset value, end of period..................     $   1.00           $   1.00           $   1.00             $   1.00
                                                      =========          =========          =========            =========
 Total Return....................................         5.22%*             5.24%              5.00%                5.18%*
 Ratios/Supplemental Data
 Net assets, end of period (000).................     $  772,480         $  467,372         $  310,290           $  291,747
 Ratios to average net assets:
     Expenses (net of fees waived)...............         0.45%*+            0.42%+             0.42%+               0.43%*
     Net investment income.......................         5.10%*             5.12%              4.89%                5.07%*
     Expenses paid indirectly....................         0.00%              0.00%              0.01%                0.00%
     Management and administration fees waived...         0.06%*             0.07%              0.05%                0.08%*

                                                                                U.S. Treasury Portfolio
                                                  ---------------------------------------------------------------------------------
                                                      Six Months               For the Year            November 18, 1996
CLASS B                                                 Ended                     Ended            (Commencement of Sales) to
-------                                           September 30, 1998          March 31, 1998             March 31, 1997
                                                  ------------------          --------------             --------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period............     $   1.00                   $   1.00                  $   1.00
                                                      ---------                  ---------                 ---------
 Income from investment operations:
     Net investment income.......................         0.027                      0.054                     0.019
 Less distributions:
     Dividends from net investment income........     (   0.027)                 (   0.054)                (   0.019)
                                                      ---------                  ---------                 ---------
 Net asset value, end of period..................     $   1.00                   $   1.00                  $   1.00
                                                      =========                  =========                 =========
 Total Return....................................         5.49%*                     5.50%                     5.27%*
 Ratios/Supplemental Data
 Net assets, end of period (000).................     $   28,490                 $    6,833                $    7,799
 Ratios to average net assets:
     Expenses (net of fees waived)...............         0.20%*+                    0.17%+                    0.17%*+
     Net investment income.......................         5.33%*                     5.37%                     5.14%*
     Expenses paid indirectly....................         0.00%                      0.00%                     0.01%*
     Management and administration fees waived...         0.06%*                     0.07%                     0.05%*
     *        Annualized
     +        Includes expenses paid indirectly.

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                                             INSTITUTIONAL
                                             DAILY
                                             INCOME FUND










                                                  Semi-Annual Report
                                                  September 30, 1998
                                                      (Unaudited)


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



-----------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------
Institutional Daily Income Fund
    600 Fifth Avenue
    New York, New York 10020

Manager
    Reich & Tang Asset Management, L.P.
    600 Fifth Avenue
    New York, New York 10020

Custodian
    Investors Fiduciary Trust Company
    801 Pennsylvania
    Kansas City, Missouri 64105

Transfer Agent &
    Dividend Disbursing Agent
    Reich & Tang Services, Inc.
    600 Fifth Avenue
    New York, New York 10020



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